Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Earnings per share reconciliation

The following table provides a reconciliation between basic and diluted earnings per share

In millions, except per share data	Year ended December 31,	2014	2013	2012
Net income		$3,167	$2,612	$2,680

Weighted-average basic shares outstanding		819.9	843.1	871.1
Effect of stock-based compensation		3.6	3.0	4.3
Weighted-average diluted shares outstanding		823.5	846.1	875.4

Basic earnings per share		$3.86	$3.10	$3.08
Diluted earnings per share		$3.85	$3.09	$3.06